Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Disclosure of Detailed Information about Financial Instruments
The Group holds the following financial instruments:

Financial assets	Section		12/31/2023	12/31/2022
Accounts receivable	(a	)	118,161	74,973
Other financial assets at amortized cost	(b	)	5,519	6,356
Cash and cash equivalents	(c	)	660,305	136,581
Financial assets at fair value through profit or loss (FVPL)	(d	)	1,175,501	1,249,749

			1,959,486	1,467,659
Financial liabilities
Liabilities at amortized cost	(e	)	114,752	99,275
Lease liabilities	(e	)	72,812	86,211
Loans and financing	(e	)	617,091	175,290

			804,655	360,776

Disclosure of Accounts Receivables from Contract with Customers
a)	Accounts receivable

Current assets	12/31/2023	12/31/2022
Accounts receivable from contracts with customers	101,673	57,841
Loss allowance	(150)	(166)
Non-current assets
Accounts receivable from contracts with customers	16,638	17,298

	118,161	74,973

Disclosure of Loss Allowance for Accounts Receivables
The loss allowances for accounts receivable as of December 31, 2023 and 2022 reconcile to the opening loss allowances as follows:

	12/31/2023	12/31/2022
Opening loss allowance on January 1	(166)	(170)
Decrease in accounts receivable allowance recognized in profit or loss	16	4

Closing loss allowance on December 31	(150)	(166)

Disclosure Details of Prepayment to Employees
b)	Other financial assets at amortized cost
Financial assets at amortized cost refer to the following debt instruments:

	12/31/2023	12/31/2022
Employees loans (Note 6 (i))	5,519	6,356

Disclosure of Cash and Cash Equivalents
c)	Cash and cash equivalents

	12/31/2023	12/31/2022
Cash and bank deposits	15,896	30,108
Financial instruments at fair value through profit or loss (i)	173,300	106,473
Financial instruments at amortized cost (ii)	471,109	—

	660,305	136,581
For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, bank deposits held at financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
(i) Comprises certificates of deposits issued by Banco Bradesco (credit rating AAA evaluated by Fitch Ratings) with an interest rate of 100.5% of CDI (interbank deposit rate). The certificates are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
(ii) Comprised of US Treasury Bills with maturity date in March 2024.

Disclosure of Financial Instruments at Fair Value through Profit or (Loss)
Financial assets measured at FVPL include the following categories:

	12/31/2023	12/31/2022
Current assets	1,168,355	1,243,764

Mutual funds	1,168,355	1,243,764
Non-current assets	7,146	5,985

Private markets funds	7,146	5,985

Disclosure of Components of Mutual Fund Investments Financial Assets at Fair Value through Profit or (Loss)
The following table demonstrate the funds invested included in each category mentioned above.

Mutual funds	12/31/2023	12/31/2022
Vinci Monalisa FIM Crédito Privado IE (2)	991,470	1,057,547
Vinci Multiestratégia FIM	11,642	165,339
Vinci International Master Portfolio SPC - Reflation SP	606	12,824
Vinci Institucional FI RF Referenciado DI	62,687	—
Vinci Reservas Técnicas FI RF DI	2,199	—
Retirement services investment funds (1)	85,554	—
FI Vinci Renda Fixa CP	14,197	8,054

	1,168,355	1,243,764

Private markets	12/31/2023	12/31/2022
Vinci Capital Partners III Feeder FIP Multiestratégia	4,262	3,351
Nordeste III FIP Multiestratégia	2,884	2,634

Total Private markets funds	7,146	5,985

(1) These funds refer to the financial products as part of the Company’s retirement plans services. See Note 15 for further information.
(2) Vinci Monalisa FIM Crédito Privado IE (“Vinci Monalisa”) is a mutual fund incorporated in Brazil and wholly owned by the Company.
Disclosure of Gains (Losses) Recognized During the Period on Financial Instruments	During the year, the following gains were recognized in profit or loss:

	12/31/2023	12/31/2022	12/31/2021
Fair value gains on investments at FVPL recognized in finance income	110,363	94,174	27,982

Disclosure of Financial Liabilities Current and Non-current
e)	Financial liabilities

Current	12/31/2023	12/31/2022
	210,498	133,622

Trade payables	1,869	1,247
Labor and social security obligations (Note 12)	101,506	87,732
Loans and obligations (Note 14)	76,722	13,168
Lease liabilities	24,381	24,147
Accounts payable (Note 11)	6,020	7,328
Non-current	594,157	227,154

Lease liabilities	48,431	62,064
Labor and social security obligations (Note 12)	5,357	2,968
Loans and obligations (Note 14)	540,369	162,122

	804,655	360,776

Disclosure of Fair Value Measurement of Financial Assets based on Hierarchy

	On December 31, 2023
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Certificate of deposits	—	173,300	—	173,300
Mutual funds	—	1,168,355	—	1,168,355
Private equity funds	—	—	7,146	7,146

Total Financial Assets	—	1,341,655	7,146	1,348,801

	On December 31, 2022
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Certificate of deposits	—	106,473	—	106,473
Mutual funds	—	1,243,764	—	1,243,764
Private equity funds	—	—	5,985	5,985

Total Financial Assets	—	1,350,237	5,985	1,356,222

Summary of Fair Value Measurements using Significant Unobservable Inputs (Level 3)
The following table presents the changes in level 3 items for the period/year ended December 31, 2023 and December 31, 2022:

Fair Value
Opening balance January 1, 2022	8,593
Capital deployment	1,229
Sales and distributions (a)	(4,008)
Gain recognized in finance income	171

Closing balance December 31, 2022	5,985
Capital deployment	947
Sales and distributions	(247)
Gain recognized in finance income	461

Closing balance December 31, 2023	7,146

(a)	In 2022, Vinci Infra Transmissão FIP – Infraestrutura was transferred to Vinci Monalisa.

Disclosure Details Of Fund Balances Of The Entity	Vinci Monalisa’s balances are the following:

Net Asset Value	12/31/2023	12/31/2022
	991,470	1,057,547

Real estate funds	234,245	220,617
Mutual funds	535,430	743,479
Private equity funds	136,810	70,367
Other assets/liabilities	84,985	23,084

Disclosure Details Of Mutual Fund Allocation	As December 31, 2023 and 2022, Vinci Monalisa holds R$ 535,430 and R$ 743,479 of investments in mutual funds, respectively, which are distributed in the following classification:

Mutual Funds’ classification	12/31/2023	12/31/2022
Interest and foreign exchange (a)	84.93%	72.79%
Unrestricted investments (b)	—	11.83%
Foreign investments (c)	4.56%	6.20%
Macro (d)	3.96%	3.16%
Specific strategy (e)	6.55%	6.02%

	100.00%	100.00%

(a)	Funds that seek long-term returns via investments in fixed-income assets, admitting strategies that imply interest risk, price index risk and foreign currency risk.

(b)	Funds without commitment to concentration in any specific strategy.

(c)	Funds that invest in financial assets abroad in a portion greater than 40% of their net asset values.

(d)	Funds that operate in various asset classes (fixed income, variable income, foreign exchange, etc.), with investment strategies based on medium and long-term macroeconomic scenarios.

(e)	Funds that adopt an investment strategy that involves specific risks, such as commodities, futures of index, etc.

Disclosure Details Of Allocation Of Real Estate Funds

Real Estate funds	12/31/2023	12/31/2022
Vinci Credit Securities FII (i)	70,049	75,720
Vinci Imóveis Urbanos FII (ii)	53,884	53,346
Vinci Offices FII (iii)	34,639	43,163
Vinci Fulwood DL FII (iv)	52,849	25,521
Other real estate funds (v)	22,824	22,867

	234,245	220,617
(i) The fund invests in real estate receivable certificates, bonds and other real estate assets;
(ii) The fund’s investment strategy is to acquire properties in the retail, general markets, health and education sectors located in large urban centers that, in the Manager’s view, generate long-term value;
(iii) The fund invests in controlling corporate buildings, mostly leased, which, in the Manager’s view, generate value for the properties.
(iv) The fund’s strategy is to provide its shareholders with profitability resulting from the sale of properties, as well as the eventual commercial exploitation of properties. The Fund may carry out renovations or improvements to properties with the aim of enhancing the returns arising from their commercial exploitation or eventual commercialization.
(v) Comprised of funds that allocate their capital in diversified portfolios of shares of real estate funds, real estate receivable certificates, bonds, securities and other real estate assets.

Disclosure Details Of Investments In Private Market Funds

Private markets funds	12/31/2023	12/31/2022
Vinci Impacto Ret IV FIP Multiestratégia	4,687	2,925
Vinci Infra Coinvestimento I FIP - Infraestrutura (i)	10,290	10,924
Vinci Infra Água e Saneamento Strategy FIP - Infraestrutura	50,698	33,946
Vinci Crédito Infra Institucional Fundo Incentivado - Infraestrutura	46,844	7,584
Other funds	24,291	14,988

Total private markets funds	136,810	70,367

(i) Fund focused on the acquisition of shares, share bonuses subscriptions, debentures convertible or not into shares, or other securities issued by publicly-held, publicly-traded or private corporations that develop new projects of infrastructure in the development sector and operations of electric power transmission lines, participating in the decision-making process of the investee, with effective influence. As December 31, 2023 and 2022, the fund held investment in Água Vermelha Transmissora de Energia S.A.